BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
BALANCE SHEETS
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	10,950,000	10,950,000
Common stock, shares outstanding	10,950,000	10,950,000